Note 5 - Receivables (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Current grant receivables	$ 570	$ 0
Income from government grants	2,275
Natural Resources Canada (“NRCan”) [member]
Statement Line Items [Line Items]
Current grant receivables	432
Income from government grants	101
U.S. Department of Defense (“DoD”) [member]
Statement Line Items [Line Items]
Current grant receivables	362
Income from government grants	$ 123